Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits
Schedule of employee welfare benefits expenses

	For the year ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Medical and welfare defined contribution plan	13,091	21,075	16,172
Other employee benefits	310	915	87
Total	13,401	21,990	16,259